Commitments and Contingencies (Details)	Dec. 31, 2017 USD ($)
Twelve months ended December 31,
2018	$ 534,589
2019	544,891
2020	555,516
2021	506,315
2022	457,328
Thereafter	665,705
Total	$ 3,264,344